Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended				12 Months Ended		13 Months Ended	20 Months Ended		24 Months Ended	25 Months Ended	32 Months Ended		36 Months Ended	37 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	72 Months Ended	73 Months Ended	80 Months Ended	84 Months Ended	85 Months Ended	92 Months Ended	96 Months Ended	97 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Jun. 02, 2025	Apr. 29, 2025	Feb. 26, 2025	Dec. 26, 2024	Dec. 19, 2024	Dec. 28, 2022	Jul. 17, 2017	Dec. 17, 2015	Aug. 31, 2015	Aug. 31, 2017	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2024	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
Advent Convertible Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																		Advent Convertible Bond ETF NAV
Accumulated Value		$ 10,000										$ 10,713
First Eagle Global Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name																		First Eagle Global Equity ETF
Accumulated Value					$ 10,000									$ 12,158
First Eagle Overseas Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name																		First Eagle Overseas Equity ETF
Accumulated Value					10,000									12,722
Longview Advantage ETF
Account Value [Line Items]
Line Graph and Table Measure Name																		Longview Advantage ETF
Accumulated Value			$ 10,000										$ 10,783
Institutional Class
Account Value [Line Items]
Accumulated Value						$ 10,000										$ 11,090					$ 12,813				$ 13,731
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																		Institutional Class
Accumulated Value							$ 10,000			$ 9,979										$ 10,215				$ 10,675				$ 10,643			$ 11,242			$ 10,899			$ 11,608			$ 12,674			$ 13,573
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																		Institutional Class
Accumulated Value								$ 10,000									$ 11,040					$ 12,230				$ 15,794			$ 13,059			$ 13,647			$ 25,597			$ 21,915			$ 22,879			$ 24,975		$ 30,055
Torray Equity Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name																		Torray Equity Income Fund
Accumulated Value									$ 10,000										$ 11,480				$ 12,344				$ 13,465			$ 13,127			$ 12,333			$ 16,759			$ 16,056			$ 17,873			$ 22,322		$ 24,573
Tweedy, Browne Insider + Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name																		Tweedy, Browne Insider + Value ETF
Accumulated Value				$ 10,000											$ 12,200
Twin Oak Endure ETF
Account Value [Line Items]
Line Graph and Table Measure Name																		Twin Oak Endure ETF (at Net Asset Value)
Accumulated Value	$ 10,000										$ 10,742
Bloomberg U.S. Aggregate Bond Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000										10,170
ICE BofA Yield Alternative US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA Yield Alternative US Convertible Index
Accumulated Value		$ 10,000										$ 10,679
MSCI WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		MSCI WORLD INDEX Net (USD)
Accumulated Value					10,000									11,417
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		MSCI EAFE Net (USD)
Accumulated Value					$ 10,000									$ 12,360
Bloomberg US 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg US 3000 Total Return Index
Accumulated Value			$ 10,000										$ 10,930
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		MSCI EAFE Net Index (USD)
Accumulated Value						$ 10,000										$ 11,094					$ 13,247				$ 15,084
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000			10,115										10,008				11,027				11,740			11,730			10,380			10,256			11,004			11,349
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Accumulated Value							$ 10,000			$ 10,050										$ 10,277				$ 10,943				$ 11,402			$ 12,056			$ 11,598			$ 12,313			$ 13,409			$ 14,315
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Russell 3000 Total Return Index
Accumulated Value								10,000									10,825					12,564				15,108			15,306			18,587			24,729			21,445			24,609			31,043		35,961
Bloomberg US 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Bloomberg US 2000 Total Return Index
Accumulated Value								$ 10,000									$ 11,153					$ 12,694				$ 16,007			$ 13,641			$ 14,568			$ 22,455			$ 18,529			$ 19,373			$ 22,960		$ 24,844
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P 500 Total Return Index
Accumulated Value									10,000										11,255				13,082				15,655			16,112			19,647			25,770			22,876			26,524			33,721		39,076
Morningstar US Large-Mid Cap Broad Value Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Morningstar US Large-Mid Cap Broad Value Total Return USD Index
Accumulated Value									$ 10,000										$ 11,524				$ 13,123				$ 15,031			$ 15,213			$ 16,068			$ 21,482			$ 20,555			$ 22,857			$ 28,246		$ 31,100
MSCI WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		MSCI WORLD INDEX Net (USD)
Accumulated Value				$ 10,000											$ 11,166
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		S&P 500 TR
Accumulated Value	10,000										10,916
Cboe S&P 500 95-110 Collar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																		Cboe S&P 500 95-110 Collar Index
Accumulated Value	$ 10,000										$ 10,725